INVENTORIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
INVENTORIES [Abstract]
Raw materials	$ 26,697,632	$ 11,170,602
Work-in-process	990,073	12,528,549
Finished goods	25,195,519	20,958,503
Inventories	52,883,224	44,657,654
Inventory write down	$ 1,353,770	$ 1,663,051	$ 6,925,478